UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05037

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street, Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)


Elaine E. Richards
2020 E. Financial Way
Suite 100
Glendora, CA 91741
(Name and address of agent for service)

Registrant's telephone number, including area code: (626) 914-7363

Date of fiscal year end: June 30

Reporting Period: 07/01/2016 - 08/15/2016

Effective 08/15/2016, the DSM Global Growth & Income Fund, DSM Global Growth Fund and DSM Large Cap Growth Fund re-organized into the
Touchstone Strategic Trust.


======================= DSM GLOBAL GROWTH & INCOME FUND ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============================ DSM Global Growth Fund ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========================== DSM Large Cap Growth Fund ===========================


There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Professionally Managed Portfolios
By (Signature)       /s/ Elaine E. Richards
Name                 Elaine E. Richards
Title                President/Principal Executive Officer
Date                 08/14/2017


========== END NPX REPORT